INCOME TAX - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax expense [Line Items]
Income tax on dividends	$ 0	$ 0
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	0	28	$ 339
Interest	1,488	1,097	615
Unused tax losses
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	3,017	3,183	3,751
Tax losses unrecognized deferred tax assets (before tax effect)	13,796	14,228	17,028
Deductible temporary differences
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	952	1,675	1,866
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	4,881	8,931	9,683
Uncertain tax position
Disclosure of income tax expense [Line Items]
Interest		5	61
Penalty	0	0	0
Interest reversed	42	568	227
Penalty reversed	26	318	72
Exchange differences relating to interest	(4)	12	50
Exchange differences relating to penalty	$ (2)	$ 7	$ 27